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Via EDGAR	April 11, 2014

Re:	Tesoro Logistics LP
Tesoro Logistics Finance Corporation
and Subsidiary Guarantors
Registration Statement on Form S-4

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of co-issuers Tesoro Logistics LP, a Delaware limited partnership, and Tesoro Logistics Finance Corporation ( together, the “Issuers”), and the additional registrants listed therein (collectively, the “Guarantors” and, together with the Issuers, the “Registrants”), we hereby submit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-4 (the “S-4 Registration Statement”), together with certain exhibits thereto, relating to the Issuers’ offer to exchange an aggregate principal amount of up to $250,000,000 of the Issuers’ 5.875% Senior Notes due 2020, guaranteed by the Guarantors, that have been registered under the Securities Act (the “Exchange Notes”) for an equal aggregate principal amount of the Issuer’s 5.875% Senior Notes due 2020, guaranteed by the Guarantors, that were originally offered and sold on December 17, 2013 in reliance upon Rule 144A and Regulation S under the Securities Act (the “Outstanding Notes”).

The filing fee for the S-4 Registration Statement in the aggregate amount of $32,200.00 has previously been deposited by wire transfer of same day funds to the Commission’s account at U.S. Bank.

If you have any questions on the above-referenced S-4 Registration Statement, please contact Kenneth Wallach at (212) 455-3352 or Jonathan Ozner at (212) 455-2632.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP